Securities - Summary of Securities Evaluated at Amortized Cost (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Financial assets at amortized cost	R$ 6,855,421	R$ 9,272,103
Expected credit losses	360,859	94,159	R$ 92,560
Bonds
Disclosure of financial assets [line items]
Expected credit losses	6,072	2,924
Gross carrying amount
Disclosure of financial assets [line items]
Financial assets at amortized cost	6,861,493	9,275,027
Gross carrying amount | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Financial assets at amortized cost	3,773,404	5,835,971
Gross carrying amount | Bonds
Disclosure of financial assets [line items]
Financial assets at amortized cost	0	1,743,688
Gross carrying amount | Rural product note
Disclosure of financial assets [line items]
Financial assets at amortized cost	616,083	507,131
Gross carrying amount | Commercial notes
Disclosure of financial assets [line items]
Financial assets at amortized cost	2,472,006	1,188,237
Book value [Member]
Disclosure of financial assets [line items]
Financial assets at amortized cost	6,855,421	9,272,103
Book value [Member] | Brazilian onshore sovereign bonds
Disclosure of financial assets [line items]
Financial assets at amortized cost	3,772,534	5,834,628
Book value [Member] | Bonds
Disclosure of financial assets [line items]
Financial assets at amortized cost	0	1,742,311
Book value [Member] | Rural product note
Disclosure of financial assets [line items]
Financial assets at amortized cost	615,576	506,927
Book value [Member] | Commercial notes
Disclosure of financial assets [line items]
Financial assets at amortized cost	R$ 2,467,311	R$ 1,188,237